Convertible Notes Payable (Details Narrative) (10-K) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 26, 2019
Interest expense		$ 249,907	$ 389,756	$ 246,914	$ 43,394
Amortization of debt discount		1,309,125	$ 1,002,815	1,460,309
Convertible outstanding amount		2,413,367		3,212,786	161,227
Loss on settlement of debt				1,206,329
Derivative liability		792,175
Original issue discount				606,000	1,276,667
Fair value of derivative liability		9,879,879		2,601,277	12,447,109
Loss on derivative		$ 9,087,704		1,544,785	716,948
Convertible Note [Member]
Debt converted into common stock, shares		556,587,683
Derivative liability		$ 9,548,131
Blue Citi LLC [Member]
Debt instrument principal amount				$ 1,700,000
Debt converted into common stock, shares				75,000
Number of shares issued for the period				2,000,000
Loss on settlement of debt				$ 546,325
Derivative liability				0	3,276,331
Blue Citi LLC [Member] | Non-Interest Bearing Convertible Note [Member]
Debt instrument principal amount				$ 125,000
Debt conversion price				$ 0.0375
Convertible outstanding amount				$ 0	75,000
Blue Citi LLC [Member] | Convertible Note [Member] | Subsequent Event [Member]
Debt instrument principal amount	$ 1,700,000
Debt due date	Jan. 12, 2020
Debt instrument interest rate	12.00%
Debt conversion, description	The conversion price shall be equal to 60% of the lesser of the lowest trading price of the Company's common stock for (i) the 20 days immediately preceding December 31, 2019 or (ii) the 20 days immediately preceding the date of conversion.
SMEA2Z, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount				$ 608,850
Debt due date				Apr. 15, 2020
Debt instrument interest rate				12.00%
Debt conversion, description				The Conversion Price under the Note shall be equal to 60% of the lesser of the lowest trading price of the Common Stock for (i) the 20-days immediately preceding the July 26, 2019; or, (ii) the 20-days immediately preceding the date of conversion.
Loss on settlement of debt				$ 349,462
Derivative liability				$ 0	788,724
Debt discount rate				60.00%
AFT Funding Group, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount				$ 444,150		$ 110,000
Debt due date				Jan. 11, 2020
Debt instrument interest rate				12.00%
Debt conversion, description				The Conversion Price under the Note shall be equal to 50% of the lesser of the lowest trading price of the Common Stock for (i) the 20-days immediately preceding the December 2, 2019; or, (ii) the 20-days immediately preceding the date of conversion.
Loss on settlement of debt				$ 310,542
Derivative liability				0	$ 394,958
Auctus Fund, LLC [Member] | Convertible Note [Member]
Debt instrument principal amount				$ 600,000
Debt instrument interest rate				12.00%
Debt conversion, description				The note (i) accrues interest at the rate of 12% per annum, (ii) can be converted into shares of our common stock at the lesser of $1.13, or a 50% discount to the lowest trading price during the twenty-five consecutive trading days immediately preceding the date of conversion, (iii) is convertible in whole or in part at any time after the four (4) month anniversary of the issuance of the Note, and (iv) has an original issue discount of $54,000.
Debt discount rate				50.00%
Original issue discount				$ 54,000
Redstart Holdings Corp. [Member] | Convertible Note [Member]
Debt instrument principal amount				$ 63,000
Debt due date				Jun. 12, 2020
Debt instrument interest rate				10.00%
Debt conversion, description				The note (i) accrues interest at a rate of 10% per annum, (ii) can be converted 180 days from June 12, 2019 at a discount of 39% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, (iii) is due and payable June 12, 2020, and (iv) has an original issue discount of $3,000.
Debt discount rate				39.00%
Original issue discount				$ 3,000
Geneva Roth Remark Holdings, Inc [Member] | Convertible Note [Member]
Debt instrument principal amount				$ 76,000
Debt due date				Dec. 19, 2020
Debt instrument interest rate				10.00%
Debt conversion, description				The note (i) accrues interest at a rate of 10% per annum, (ii) can be converted 180 days from November 15, 2019 and December 19, 2019 at a discount of 39% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, (iii) is due and payable November 15, 2020 and December 19, 2020, and (iv) has an original issue discount of $3,000 each.
Debt discount rate				39.00%
Original issue discount				$ 3,000